JPMORGAN TRUST I
270 PARK AVENUE
NEW YORK, NEW YORK 10017
March 15, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the JPMorgan Prime Money Market Fund (the “Fund”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
We hereby submit for filing via EDAR on behalf of the Trust pursuant to Rule 485(a) under, the Securities Act of 1933, as amended (the “1933 Act”) and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment 587 (Amendment No. 588 under the 1940 Act).
This filing is being made for the purpose of registering Academy Shares of the JPMorgan Prime Money Market Fund under the Trust.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary